Birmiwal Investment Trust 24140 E Greystone Lane Woodway, Washington 98020 August 1, 2013 Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

Re: Bimiwal Investment Trust (the "Registrant") File Nos. 333-102801 and 811-21289

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 16, which was filed with the Commission on July 23, 2013, and (ii) that Post-Effective Amendment No. 16 has been filed electronically with the Commission.

Very truly yours, /s/ Kailash Birmiwal Kailash Birmiwal President